GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Schedule of Goodwill

The movement of the goodwill for the years ended December 31, 2012 and 2013 is as follows:

Balance as of January 1, 2012	$20,734
Impairment of goodwill in relation to Flying Dragon	(8,131)
Impairment of goodwill in relation to AM Outdoor	(7,753)
Impairment of goodwill in relation to AM Jiaming	(4,727)
Exchange differences	(123)

Balance as of December 31, 2012	$-
Balance as of December 31, 2013	$-